Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Intangible Assets

The change in intangible assets is broken down as follows, per class of assets:

(€’000)	Goodwill	In-process research and development	Development costs	Patents, licences, trademarks	Software	Total
Cost:
At 1 January 2017	1,040	39,655	1,084	13,337	202	55,318
Additions	—	—	—	—	—	—
Currency translation adjustments	(126)	(4,801)	—	—	3	(4,924)
Divestiture	—	—	—	—	(93)	(93)
At 31 December 2017	914	34,854	1,084	13,337	111	50,300
Additions	—	—	—	877	55	932
Currency translation adjustments	(31)	(1,177)	—	—	—	(1,208)
Divestiture	—	—	—	—	(2)	(2)
At 31 December 2018	883	33,677	1,084	14,214	164	50,022

Accumulated amortisation
At 1 January 2017	—	—	(279)	(5,373)	(100)	(5,752)
Amortisation charge	—	—	(66)	(7,964)	(7)	(8,038)
Divestiture	—	—	—	—	(3)	(3)
At 31 December 2017	—	—	(345)	(13,337)	(110)	(13,792)
Amortisation charge	—	—	(66)	(1)	(0)	(68)
Divestiture	—	—	—	—	2	2
Impairment (non-recurring loss)	—	—	—	—	—	—
At 31 December 2018	—	—	(411)	(13,338)	(109)	(13,858)

Net book value
Cost	914	34,854	1,084	13,337	111	50,300
Accumulated amortisation	—	—	(345)	(13,337)	(110)	(13,792)
At 31 December 2017	914	34,854	739	0	1	36,508

Cost	883	33,677	1,084	14,214	164	50,022
Accumulated amortisation	—	—	(411)	(13,338)	(109)	(13,858)
At 31 December 2018	883	33,677	673	876	55	36,163

Summary of Probabilities of Success for Products
Probability of our product candidates getting on the market used were in line with prior year and as follows:

PoS	Phase I	Phase I to II	Phase II to III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-01 CYAD-101	100%	63%	26%	45%	84%	6.4%

Summary of Sensitivity Analyses of Recoverable Amount of CGU

The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to the immuno-oncology operations:

Sensitivity analysis		Discount rate (WACC)
Terminal Revenue Growth rate	Impact on model value	13.90%	14.65%	15.40%
	-35%	-8%	-16%	-23%
	-30%	-5%	-13%	-20%
	-25%	Model Reference	-9%	-16%